Consolidated and Combined Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 83,362	$ 63,534	$ 63,659
Time charter expenses	(1,100)	(762)	(900)
Direct vessel expenses	(1,602)	(1,283)	(1,919)
Management fees (entirely through related party transactions)	(17,613)	(14,166)	(14,600)
General and administrative expenses	(2,497)	(1,296)	(866)
Depreciation and amortization	(22,686)	(19,509)	(19,508)
Interest expenses and finance cost	(10,830)	(25,473)	(31,249)
Loss on bond extinguishment	0	0	(23,188)
Other income	88	119	0
Other expense	(50)	0	(74)
Net income/ (loss)	27,072	1,164	$ (28,645)
Add: Predecessor net loss prior to initial public offering on November 18, 2014	0	1,387
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 27,072	$ 2,551
Earnings per limited partner unit attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering (basic and diluted) (see Note 16):
Common unitholders	$ 1.33	$ 0.13
Subordinated Series A unitholders	1.86	0
Subordinated unitholders	$ 1.33	$ 0.13
Weighted average units outstanding (basic and diluted)
Common units	9,342,692	9,342,692
Subordinated Series A units	859,740	0
Subordinated units	9,342,692	9,342,692